Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		100,000,000	0
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		1,000,000,000	37,669,357
Common stock, shares issued		40,689,975	1,445,065
Common stock, shares outstanding		40,389,975	1,445,065
Temporary Equity, Shares Authorized		32,474,428
Temporary Equity, Shares Outstanding		28,453,228
Temporary Equity, Liquidation Preference		$ 134,087
Series A Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized		0	14,056,840
Temporary Equity, Shares Issued		0	11,563,819
Temporary Equity, Shares Outstanding	[1]	0	11,563,819
Temporary Equity, Liquidation Preference		$ 0	$ 46,878
Series B Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized		0	11,071,448
Temporary Equity, Shares Issued		0	10,154,819
Temporary Equity, Shares Outstanding	[1]	0	10,154,819
Temporary Equity, Liquidation Preference		$ 0	$ 51,364
Series C Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized		0	7,346,140
Temporary Equity, Shares Issued		0	6,734,590
Temporary Equity, Shares Outstanding	[1]	0	6,734,590
Temporary Equity, Liquidation Preference		$ 0	$ 35,845

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.